Risk management - Sensitivity of the Ecopetrol Business (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 COP ($)
Increase in floating interest (+100 basis points)
Disclosure of detailed information about financial risk management [Line Items]
Financial assets (Financial expenses)	$ (16,320)
Financial liabilities (Financial income)	32,276
Plan assets (Other comprehensive income)	(590,991)
Decrease in floating interest (-100 basis points)
Disclosure of detailed information about financial risk management [Line Items]
Financial assets (Financial income)	16,278
Financial liabilities (Financial expenses)	(32,345)
Plan assets (Other comprehensive income)	$ 629,633